RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Related Party [Line Items]
Disclosure of interests in subsidiaries [text block]
The table below sets forth information about the Relationship between the Parent Company and its Subsidiaries

				% Ownership interest			% Ownership interest
			Functional	12-31-2018			12-31-2017
ID N°	Company Name	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total

-	Agenciamiento y Servicios Profesionales S.A.	Mexico	U.S. Dollar	0.0020	99.9970	99.9990	0.0020	99.9970	99.9990
-	Arauco Argentina S.A.	Argentina	U.S. Dollar	9.9753	90.0048	99.9801	9.9753	90.0048	99.9801
-	Arauco Australia Pty Ltd.	Australia	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
96547510-9	Arauco Bioenergía S.A.	Chile	U.S. Dollar	98.0000	1.9999	99.9999	98.0000	1.9999	99.9999
-	Arauco Colombia S.A.	Colombia	U.S. Dollar	1.4778	98.5204	99.9982	1.4778	98.5204	99.9982
-	Arauco do Brasil S.A.	Brazil	Brazilian Real	1.0681	98.9309	99.9990	1.1624	98.8366	99.9990
-	Arauco Europe Cooperatief U.A.	Netherlands	U.S. Dollar	0.5689	99.4301	99.9990	0.5689	99.4301	99.9990
-	Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real	-	79.9992	79.9992	-	79.9992	79.9992
-	Arauco Forest Brasil S.A.	Brazil	Brazilian Real	9.7714	90.2278	99.9992	9.9971	90.0021	99.9992
-	Arauco Industria de Paineis Ltda.	Brazil	Brazilian Real	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco Middle East DMCC	Dubai	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco North America, Inc. (ex Flakeboard America Limited)	USA	U.S. Dollar	0.0001	99.9989	99.9990	-	99.9990	99.9990
76620842-8	Arauco Nutrientes Naturales SPA	Chile	U.S. Dollar	-	99.9484	99.9484	-	99.9484	99.9484
-	Arauco Panels USA, LLC	USA	U.S. Dollar	-	-	-	-	99.9990	99.9990
-	Arauco Perú S.A.	Peru	U.S. Dollar	0.0013	99.9977	99.9990	0.0013	99.9977	99.9990
-	Arauco Wood (China) Company Limited	China	U.S. Dollar	-	99.9990	99.9990	-	-	-
-	Arauco Wood Products, Inc.	USA	U.S. Dollar	-	-	-	0.0004	99.9986	99.9990
-	Araucomex S.A. de C.V.	Mexico	U.S. Dollar	0.0005	99.9985	99.9990	0.0005	99.9985	99.9990
96657900-5	Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos	-	57.0831	57.0831	-	57.5223	57.5223
-	Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real	-	99.9985	99.9985	-	99.9795	99.9795
-	Flakeboard Company Ltd.	Canada	Canadian Dollar	-	99.9990	99.9990	-	99.9990	99.9990
85805200-9	Forestal Arauco S.A.	Chile	U.S. Dollar	99.9484	-	99.9484	99.9484	-	99.9484
93838000-7	Forestal Cholguán S.A.	Chile	U.S. Dollar	-	98.5479	98.5479	-	98.4826	98.4826
78049140-K	Forestal Los Lagos S.A.	Chile	U.S. Dollar	-	79.9587	79.9587	-	79.9587	79.9587
-	Forestal Nuestra Señora del Carmen S.A.	Argentina	Argentine pesos	-	99.9805	99.9805	-	99.9805	99.9805
-	Forestal Talavera S.A.	Argentina	Argentine pesos	-	99.9942	99.9942	-	99.9942	99.9942
-	Greenagro S.A.	Argentina	Argentine pesos	-	97.9805	97.9805	-	97.9805	97.9805
96563550-5	Inversiones Arauco Internacional Ltda.	Chile	U.S. Dollar	98.0186	1.9804	99.9990	98.0186	1.9804	99.9990
79990550-7	Investigaciones Forestales Bioforest S.A.	Chile	Chilean Pesos	1.0000	98.9489	99.9489	1.0000	98.9489	99.9489
-	Leasing Forestal S.A.	Argentina	Argentine pesos	-	99.9801	99.9801	-	99.9801	99.9801
96510970-6	Maderas Arauco S.A.	Chile	U.S. Dollar	99.0000	0.9995	99.9995	99.0000	0.9995	99.9995
-	Maderas Arauco Costa Rica S.A.	Costa Rica	U.S. Dollar	-	99.9990	99.9990	-	-	-
-	Mahal Empreendimentos e Participacoes S.A.	Brazil	Brazilian Real	-	99.9991	99.9991	-	99.9961	99.9961
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian Real	-	99.9991	99.9991	-	99.9991	99.9991
-	Savitar S.A.	Argentina	Argentine pesos	-	99.9841	99.9841	-	99.9841	99.9841
76375371-9	Servicios Aéreos Forestales Ltda.	Chile	U.S. Dollar	0.0100	99.9890	99.9990	0.0100	99.9890	99.9990
96637330-K	Servicios Logísticos Arauco S.A.	Chile	U.S. Dollar	45.0000	54.9997	99.9997	45.0000	54.9997	99.9997

Disclosure of information about key management personnel [text block]
Employee Benefits for Key Management Personnel

	January - December
	2018	2017	2016
	ThU.S.$	ThU.S.$	ThU.S.$
Salaries and bonuses	72,666	59,501	73,398
Per diem compensation to members of the Board of Directors	2,560	2,566	1,783
Termination benefits	9,068	4,936	6,174
Total	84,294	67,003	81,355

Disclosure of transactions between related parties [text block]
Related Party Receivables, Current

		Nature of				12-31-2018	12-31-2017
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Forestal Mininco S.A.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	30 days	14	25
Eka Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	30 days	2,362	2,027
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	30 days	3,740	4
Unilin Arauco Pisos Ltda.	-	Joint Venture	Brazil	Brazilian Real	30 days	83	171
Colbún S.A.	96.505.760-9	Common Stockholder	Chile	Chilean pesos	30 days	52	136
CMPC Celulosa S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	30 days	1	-
Fundación Acerca Redes	65.097.218-K	Parent company is founder and contributor	Chile	U.S. Dollar	30 days	221	726
Sonae Arauco Portugal S.A.	-	Subsidiary of a Joint Venture	Portugal	U.S. Dollar	30 days	370
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an Associate	Chile	U.F.	30 days	481	399
TOTAL						7,324	3,488

Related Party Receivables, Non-Current

		Nature of				12-31-2018	12-31-2017
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an Associate	Chile	U.F.	-	-	528
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an Associate	Chile	U.F.	Jan-20	481	528
TOTAL						481	1,056

Related Party Payables, Current

		Nature of				12-31-2018	12-31-2017
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	30 days	7,019	8,837
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	30 days	601	545
Fundación Educacional Arauco	71.625.000-8	Common director	Chile	Chilean pesos	30 days	616	54
Red to Green S.A. (Ex-Sigma Servicios Informáticos S.A.)	86.370.800-1	Common Stockholder	Chile	Chilean pesos	30 days	14	1
Portaluppi, Guzman y Bezanilla Asesorías Ltda.	78.096.080-9	Common director	Chile	Chilean pesos	-	-	146
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	30 days	123	137
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	30 days	11	29
Puerto Lirquén S.A.	96.959.030-1	Subsidiary of an associate	Chile	U.S. Dollar	30 days	1,003	1,354
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. Dollar	30 days	772	-
Depósitos Portuarios Lirquén S.A.	96.871.870-3	Subsidiary of an associate	Chile	U.S. Dollar	30 days	2
Adm.Estaciones de Servicio Serco Ltda.	79.689.550-0	Common controlling parent	Chile	Chilean pesos	30 days	1	1
Adm. de Ventas al Detalle Arco Prime Ltda.	77.215.640-5	Common controlling parent	Chile	Chilean pesos	30 days	1	14
Empresa Distrib. Papeles y Cartones S.A.	88.566.900-k	Common Stockholder	Chile	Chilean pesos	30 days	8	-
Elemental S.A.	76.659.730-0	Indirect associate of controlling parent	Chile	Chilean pesos	30 days	1	4
Woodtech S.A.	76.724.000-7	Indirect associate of controlling parent	Chile	Chilean pesos	30 days	28	86
Orizon S.A.	96.929.960-7	Common controlling parent	Chile	Chilean pesos	30 days	1	-
Vía Limpia SPA	79.874.200-0	Common controlling parent	Chile	Chilean pesos	30 days	9	-
Air BP Copec	96.942.120-8	Common controlling parent	Chile	Chilean pesos	30 days	19	-
TOTAL						10,229	11,208

Disclosure of related party transactions related to purchases and sales [text block]
Related Party
Transactions

Purchases

		Nature of			Transaction	12-31-2018	12-31-2017	12-31-2016
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	Fuel	3,668	3,115	2,199
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Fuel and other	75,328	66,789	39,732
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of the Associate	Chile	U.S. Dollar	Transport and stowage	10,607	9,986	8,633
Puerto Lirquén S.A.	96.959.030-1	Subsidiary of the Associate	Chile	U.S. Dollar	Port services	8,488	6,956	7,311
EKA Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	Sodium chlorate	47,209	44,055	47,236
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Wood and ships	1,675	1,310	2,093
Portaluppi, Guzman y Bezanilla Abogados	78.096.080-9	Common director	Chile	Chilean pesos	Legal services	897	1,496	1,295
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	Telephone services	617	460	512
CMPC Maderas S.A.	95.304.000-K	Common Stockholder	Chile	Chilean pesos	Wood and logs	644	330	511
Forestal Mininco S.A.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	Wood and logs	261	62	180
Colbún Transmisión S.A.	76.218.856-2	Common director	Chile	Chilean pesos	Electrical Power	453	389	383
Woodtech S.A.	76.724.000-7	Indirect associate of controlling parent	Chile	Chilean pesos	Wood volumen measurement services	2,449	2,239	982
Inversiones Siemel S.A.	94.082.000-6	Common Stockholder	Chile	Chilean pesos	Rentals	326	596	777
Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	Other purchases	148	150	-
Vía Limpia	79.874.200-0	Common controlling parent	Chile	Chilean pesos	Other purchases	257	-	-
CMPC Celulosa S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	Others purchases	11	965	3

Sales

		Nature of			Transaction	12-31-2018	12-31-2017	12-31-2016
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Charter Services	75	202	-
Colbún S.A.	96.505.760-9	Common director	Chile	Chilean pesos	Electrical Power	277	1,128	5,999
EKA Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	Electrical Power	24,857	19,182	16,326
Forestal del Sur S.A.	79.825.060-4	Common director	Chile	Chilean pesos	Harvesting services, Wood and chips	26,308	25,322	21,657
Unilin Arauco Pisos Ltda.	-	Joint venture	Brazil	Brazilian Real	Wood	1,474	2,966	5,263

Related parties [member]
Disclosure Of Related Party [Line Items]
Disclosure of joint operations [text block]

The companies in the table below are classified as joint operations in accordance with IFRS 11. The assets, liabilities, income and expenses are recorded in relation to the Company’s ownership percentage in accordance with accounting standards applicable in each case.

Company Name	Country	Functional Currency
Eufores S.A.	Uruguay	U.S. Dollar
Celulosa y Energía Punta Pereira S.A.	Uruguay	U.S. Dollar
Zona Franca Punta Pereira S.A.	Uruguay	U.S. Dollar
Forestal Cono Sur S.A.	Uruguay	U.S. Dollar
Stora Enso Uruguay S.A.	Uruguay	U.S. Dollar
El Esparragal Asociación Agraria de R.L.	Uruguay	U.S. Dollar
Ongar S.A.	Uruguay	U.S. Dollar
Terminal Logística e Industrial M’Bopicua S.A.	Uruguay	U.S. Dollar